Subsequent Events (Details) - Forecast [Member] - USD ($)	Jan. 21, 2021	Jan. 14, 2021	Dec. 22, 2020	Dec. 11, 2020	Nov. 20, 2020
Converitable Debenture One [Member]
Subsequent Events (Textual)
Convertible debenture				$ 500,000
Purchase price				$ 485,000
Converitable Debenture Two [Member]
Subsequent Events (Textual)
Convertible debenture			$ 500,000
Purchase price			$ 485,000
YA II PN, Ltd. [Member]
Subsequent Events (Textual)
Convertible debenture		$ 1,000,000			$ 500,000
Ordinary shares	115,890	50,000			50,000
Accrued interest	$ 201,986
Conversion price	$ 1.7429